CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the forms of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman Global Real Estate Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 178 ("Amendment No. 178") to the Registrant's Registration Statement and (b) that Amendment No. 178 was filed electronically.

Dated: December 24, 2014	By:	/s/ Kevin Lyons
Kevin Lyons
Assistant Secretary